Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)
An analysis of the Group’s income tax expense for periods presented is set out below:

	2025	2024	2023
	(in € millions)
Current tax expense
Current year	185	237	61
Changes in estimates in respect to prior years	29	8	(9)
	214	245	52
Deferred tax benefit
Temporary differences	368	38	(115)
Change in recognition of deferred tax	(510)	(88)	92
Change in tax rates	(1)	(1)	(1)
Changes in estimates in respect to prior years	(2)	2	(1)
Benefit of tax credits	(41)	—	—
Other	(16)	7	—
	(202)	(42)	(25)
Income tax expense	12	203	27

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Income Before Taxes
A reconciliation between the income tax expense for the year and the theoretical tax expense that would arise from applying the applicable statutory tax rate in Luxembourg to consolidated income/(loss) before tax is shown in the table below. The Luxembourg statutory tax rate was 23.87% for the year ended December 31, 2025, and 24.94% for each of the years ended December 31 2024 and 2023.

	2025	2024	2023
	(in € millions)
Income/(loss) before tax	2,224	1,341	(505)
Tax using the Luxembourg tax rate	531	335	(126)
Effect of tax rates in foreign jurisdictions	(25)	(37)	1
Permanent differences	42	61	69
Tax credits	(41)	—	—
Uncertain tax positions	35	19	—
Change in deferred tax recognition	(510)	(173)	92
Adjustments in respect of previous years	(6)	(9)	(10)
Other	(14)	7	1
Income tax expense	12	203	27

Summary of Major Components of Deferred Tax Assets and Liabilities
The major components of deferred tax assets and liabilities are comprised of the following:

	2025	2024
	(in € millions)
Trade and other receivables	11	3
Intangible assets	3	(63)
Share-based compensation	365	148
Tax losses carried forward	157	191
Property and equipment	33	34
Unrealized gains	(281)	(173)
Lease right-of-use asset	(72)	(67)
Lease liability	117	86
Accrued expenses and other liabilities	25	3
Capitalized research and development costs	13	—
Research and development credits	127	2
Other	1	1
Net deferred tax assets	499	165

Summary of Reconciliation of Net Deferred Tax
A reconciliation of net deferred tax is shown in the table below:

	2025	2024	2023
	(in € millions)
At January 1	165	20	3
Movement recognized in consolidated statement of operations	203	42	25
Movement recognized in consolidated statement of changes in equity and other comprehensive income	133	103	(8)
Movement due to acquisition	(2)	—	—
At December 31	499	165	20

Summary of Deferred Tax Reconciliation to Balance Sheet

Reconciliation to consolidated statement of financial position	2025	2024
	(in € millions)
Deferred tax assets	662	186
Deferred tax liabilities	163	21

Summary of Deferred Tax Assets Unrecognized
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that sufficient future taxable profit will be available against which entities within the Group can realize the benefits.

	2025	2024
	(in € millions)
Intangible assets	—	72
Share-based compensation	—	261
Tax losses carried forward	40	55
Tax credits carried forward	—	92
Capitalized research & development costs	—	279
Lease liability	—	41
Other	1	18
Total	41	818

Summary of Tax Loss and Credit Carry-forwards Expected to Expire
Tax losses and credit carry-forwards as at December 31, 2025 were expected to expire as follows:

Expected expiry	2026 - 2035	2036 - 2045	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	92	424	647	1,163
Research and development credit carry-forward	9	141	9	159